RAISE TM Core Tactical Fund
SUMMARY SECTION
Investment Objective
The investment objective of the RAISE™ Core Tactical Fund (the “Fund”) is to seek long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Your Account With The Fund - Class A Shares” on page 11 of this Prospectus and in “Appendix A – Waivers and Discounts Available from Intermediaries.”

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RAISE TM Core Tactical Fund - USD ($)	Class A	Class C		Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	none	1.00%	[1]	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	2.00%	2.00%		2.00%
Wire fee	$ 20	$ 20		$ 20
Overnight check delivery fee	25	25		25
Retirement account fees (annual maintenance fee)	$ 15	$ 15		$ 15
[1]	Class C Shares of the Fund are subject to a contingent deferred sales charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RAISE TM Core Tactical Fund		Class A	Class C	Class I
Management fees	[1]	0.95%	0.95%	0.95%
Distribution and service (Rule 12b-1) fees		0.25%	1.00%	none
Other expenses		0.50%	0.50%	0.50%
Total annual fund operating expenses		1.70%	2.45%	1.45%
Fees waived and/or expenses reimbursed	[2]	(0.15%)	(0.15%)	(0.15%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[2]	1.55%	2.30%	1.30%
[1]	The expense information in the table has been restated to reflect the current contractual management fees and expense limitation, both effective April 1, 2016.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.55%, 2.30%, and 1.30% of the average daily net assets of Class A, Class C and Class I Shares respectively. This agreement is in effect until November 30, 2018, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested by the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Class C Shares of the Fund are subject to a contingent deferred sales charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase.
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - RAISE TM Core Tactical Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	699	1,042	1,409	2,436
Class C	336	749	1,292	2,775
Class I	132	444	778	1,722

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	One Year	Three Years	Five Years	Ten Years
RAISE TM Core Tactical Fund | Class C | USD ($)	233	749	1,292	2,775

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Principal Investment Strategies

Using a tactical asset allocation model, the Fund seeks to invest in the U.S. equity market during sustained rallies and to invest in U.S. treasury securities and cash during weak equity market conditions. At any given time, the Fund’s portfolio may be invested in all equities, in all treasuries and cash or in some combination of equities, treasuries and cash determined by Kaizen Advisory, LLC (“Kaizen” or the “Advisor”). Kaizen utilizes the RAISE™ (Risk Appropriate Investment Strategy Evaluation) investment process which is designed to seek to generate risk-appropriate returns and limit the effect of significant market downturns.

The Fund will invest in a variety of investments that provide exposure to the U.S. equity market and U.S. treasury securities, including exchange-traded funds (“ETFs”), equity securities (such as common stock), and U.S. government securities. For the U.S. equity market allocation, the Fund will invest in common stocks of companies included in the S&P 500 Index as well as ETFs that are designed to track large cap core equity indexes. The Advisor defines large cap companies as companies that have a market capitalization of $8 billion or more at the time of purchase. For the treasury securities allocation, the Fund will generally invest in investment grade debt securities of the U.S. government with any maturity, as well as ETFs that are designed to track indexes composed of U.S. treasury securities. U.S. government securities in which the Fund invests include treasury bills, treasury notes, and treasury bonds. The Advisor’s model generally provides the Fund with exposure to treasury securities with different durations.

In utilizing the RAISE™ investment process, the Advisor applies its proprietary tactical asset allocation model-based approach to determine an overall portfolio allocation to U.S. equities and U.S. treasury securities exposure under specific investment conditions, in accordance with market indicators provided by the Advisor’s proprietary investment process. Through its use of a disciplined, model-based investment approach, the Advisor intends that the Fund participate in upward trending equity markets and reduce or eliminate equity exposure during downward trending equity markets. Through analysis, the Advisor seeks to quantify and validate its investment strategies and seeks to identify equity uptrends and downtrends to determine the portfolio’s allocations.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which are significant and may result in substantial and in some circumstances potentially unlimited losses to investors. There can be no assurance that the Fund will achieve its investment objective.

Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

ETF Risk. ETFs are subject to many of the same risks associated with individual securities, including market risk that the market as a whole, or the specific sector in which an ETF invests, may decline. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Government-Sponsored Entities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) when it is not obligated to do so.

Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a seven-year duration would be expected to drop by approximately 7% in response to a 1% increase in interest rates. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Management and Strategy Risk. The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Model Portfolio Risk. There are limitations inherent in every quantitative model. Investments selected using quantitative models may perform differently from the market as whole or from their expected performance. There can be no assurance that use of a model will enable the Fund to meet its investment objective.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.kaizenfunds.com, or by calling the Fund at 1-844-524-9366.

On November 10, 2017, the Fund’s investment strategy changed. Previously, the Fund invested in credit spreads by simultaneously purchasing and writing (selling) put or call options on major equity indexes (e.g., the S&P 500® Index and the NASDAQ 100 Index (NDX)). Accordingly, performance of the Fund prior to November 10, 2017, is based on the Fund’s prior investment strategy.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Class A shares and Class C shares are not operational as of the date of this Prospectus and, therefore, do not have any performance information.

Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV

The year-to-date return for the Class I Shares as of September 30, 2017, was (2.04)%.

Class I Shares
Highest Calendar Quarter Return at NAV	4.23%	Quarter Ended 06/30/2016
Lowest Calendar Quarter Return at NAV	(3.68)%	Quarter Ended 03/31/2016

Average Annual Total Returns for Periods ended December 31, 2016
Average Annual Total Returns - RAISE TM Core Tactical Fund		1 Year	Since Inception	Inception Date
Class I		3.16%	(15.84%)	Aug. 03, 2015
Class I | After Taxes on Distributions	[1]	3.16%	(15.84%)	Aug. 03, 2015
Class I | After Taxes on Distributions and Sales	[1]	1.79%	(11.97%)	Aug. 03, 2015
S&P 500 Index (does not reflect deduction for fees, expenses or taxes)		11.96%	7.08%	Aug. 03, 2015
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for other classes will vary from returns shown for Class I Shares.